Acquisition of Joint Venture - Summary of Fair Value of the Identifiable Assets and Liabilities as of the Date of Acquisitions (Parenthetical) (Detail)	Mar. 22, 2017
Flocktory Ltd (Cyprus) [member]
Disclosure of detailed information about business combination [line items]
Ownership interest	82.00%